Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Incorporation State Country Code	DE
Entity File Number	814-01474
Entity Tax Identification Number	87-6984749
Entity Address Address Line 1	200 CLARENDON STREET
Entity Address Address Line 2	37TH FLOOR
Entity Address City Or Town	BOSTON
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001899017
Amendment Flag	false